Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses	$ 7,265,026	$ 8,025,342
Millburn Multi Markets Trading L P [Member]
Operating Expenses	1,272,162	1,135,541
Millburn Multi Markets Trading L P [Member] | Partnership [Member]
Operating Expenses	732,611	648,908
Millburn Multi Markets Trading L P [Member] | U S Feeder [Member]
Operating Expenses	386,250	378,968
Millburn Multi Markets Trading L P [Member] | Cayman Feeder [Member]
Operating Expenses	$ 153,301	$ 107,665